Trust Account and Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
			Quoted Price
	Carrying value at	Gross Unrealized	Prices in Active
Description	September 30, 2020	Holding Gain	Markets (Level 1)
Assets:
Money market funds	$63,804,000	$-	$63,804,000
Total	$63,804,000	$-	$63,804,000

			Quoted Price
	Carrying value at	Gross Unrealized	Prices in Active
Description	December 31, 2019	Holding Loss	Markets (Level 1)
Assets:
Money market funds	$305,529,000	$-	$305,529,000
Total	$305,529,000	$-	$305,529,000

			Quoted Price
	Carrying value at		Prices in
	December 31,	Gross Unrealized	Active Markets
Description	2019	Holding Gain	(Level 1)
Assets:
Cash and money market	$302,529,000	$-	$302,529,000

			Quoted Price
	Carrying value at		Prices in
	December 31,	Gross Unrealized	Active Markets
Description	2018	Holding Loss	(Level 1)
Assets:
Cash and money market	$1,000	$-	$1,000
U.S. government treasury bills	304,034,000	(7,000)	304,027,000
Total	$304,035,000	$(7,000)	$304,028,000